Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019		$ 65,681	$ (49,393)	$ 16,288		$ 16,288
Balance, shares at Dec. 31, 2019	154,649,602
Issuance of ordinary shares		44,707		44,707		44,707
Issuance of ordinary shares, shares	156,847,640
Exercise of options		263		263		263
Exercise of options, shares	688,063
Share-based payment		1,088		1,088	74	1,162
Share-based payment, shares	575,000
Loss for the year			(15,375)	(15,375)		(15,375)
Balance at Dec. 31, 2020		111,739	(64,768)	46,971	74	47,045
Balance, shares at Dec. 31, 2020	312,760,305
Issuance of ordinary shares		13,508		13,508		13,508
Issuance of ordinary shares, shares	6,891,720
Exercise of options		57		57		57
Exercise of options, shares	1,605,402
Share-based payment		2,310		2,310	154	2,464
Share-based payment, shares	220,000
Loss for the year			(15,036)	(15,036)		(15,036)
Exercise of warrants		595		595		595
Exercise of warrants, shares	1,174,589
Balance at Dec. 31, 2021		128,209	(79,804)	48,405	228	48,633
Balance, shares at Dec. 31, 2021	322,652,016
Exercise of options		4		4		4
Exercise of options, shares	7,540
Share-based payment		1,597		1,597	225	1,822
Share-based payment, shares	320,000
Loss for the year			(21,676)	(21,676)		(21,676)
Balance at Dec. 31, 2022		$ 129,810	$ (101,480)	$ 28,330	$ 453	$ 28,783
Balance, shares at Dec. 31, 2022	322,979,556